CONSOLIDATED STATEMENT OF FINANCIAL POSITION - EUR (€) € in Thousands	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Current assets
Cash and cash equivalents	€ 190,867	€ 89,897	€ 35,514
Restricted cash	1,692	786
Research and development incentive receivables	158	163
Financial assets	168,907	6,831	6,813
Prepaid expenses	2,338	2,146	454
Trade and other receivables	2,842	1,970	1,356
Total current assets	366,804	101,793	44,137
Non‑current assets
Restricted cash	256	1,149
Research and development incentive receivables	3,033	2,046	1,568
Other non-current assets	125
Financial assets	1	1	1
Property, plant and equipment	676	766	249
Intangible assets	13	17	7
Total non-current assets	4,104	3,979	1,825
TOTAL ASSETS	370,908	105,772	45,962
Equity
Share capital	3,217	2,012	1,580
Share premium	430,518	126,358	82,169
Accumulated losses	(100,568)	(72,492)	(51,118)
Other reserves	11,764	7,496	4,647
Total equity	344,931	63,374	37,278
Non-current liabilities	25	1
Provisions for employee benefits	25	1
Current liabilities	25,952	42,397	8,684
Trade and other payables	15,285	12,191	4,543
Current tax liabilities	597
Deferred revenue	10,070	30,206	4,141
Total liabilities	25,977	42,398	8,684
TOTAL EQUITY AND LIABILITIES	€ 370,908	€ 105,772	€ 45,962